Equity - Schedule of Appropriated and Unappropriated Retained Earnings (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2022 KRW (₩)	[3]
Retained earnings [abstract]
Legal reserves	[1]	₩ 1,007,686	₩ 839,235
Voluntary reserves		982,000	982,000
Unappropriated retained earnings	[2]	30,039,513	27,127,190
Total		32,029,199	28,948,425	[3]	$ 24,810,181	₩ 26,416,564
Retained Earnings Restricted For Dividend At Subsidiaries Level Pursuant To Law And Regulations		₩ 4,320,506	₩ 4,355,734
Description Of Nature And Purpose Of Legal Reserves Within Equity		With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

[1]	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.
[2]	The regulatory reserve for credit losses the Group appropriated in retained earnings is ￦ 4,355,734 million and ￦ 4,320,506 million for the years ended December 31, 2022 and 2023, respectively.
[3]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.